Summary of Option Activity Under Stock Option Plans (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Shares
Outstanding at beginning of year	2,657,400	2,726,400	3,042,200
Exercised	(67,200)	(8,600)	(10,800)
Forfeited		(60,400)	(305,000)
Forfeited/Expired	(728,400)
Outstanding at end of year	1,861,800	2,657,400	2,726,400	3,042,200
Exercisable at end of year	1,861,800
Weighted-Average Exercise Price
Outstanding at beginning of year	¥ 4,245	¥ 4,247	¥ 4,268
Exercised	¥ 3,287	¥ 3,287	¥ 3,287
Forfeited		¥ 4,461	¥ 4,493
Forfeited/Expired	¥ 4,869
Outstanding at end of year	¥ 4,036	¥ 4,245	¥ 4,247	¥ 4,268
Exercisable at end of year	¥ 4,036
Weighted-Average Remaining Contractual Term
Outstanding at end of year	8 months 12 days	1 year	1 year 7 months 6 days	2 years
Exercisable at end of year	8 months 12 days
Aggregate Intrinsic Value
Outstanding at beginning of year	¥ 28	¥ 37	¥ 88
Outstanding at end of year	248	28	37	88
Exercisable at end of year	¥ 248